Operating Lease Agreements	12 Months Ended
Dec. 31, 2013
Operating Lease Agreements [Abstract]
Operating Lease Agreements

13.Operating lease agreements

At December 31, 2013, the Company was the lessee at 2,180 locations through ground leases (the Company leases the land and the Company or franchisee owns the building) and through improved leases (the Company leases land and buildings). Lease terms for most restaurants vary between 10 and 20 years and, in many cases, provide for rent escalations and renewal options, with certain leases providing purchase options. Escalations terms vary by reporting unit, with examples including fixed-rent escalations, escalations based on an inflation index, and fair value adjustments. The timing of these escalations generally ranges from annually to every five years. According to rental terms, the Company pays a monthly rental expense based on the greater of a fixed rent or a certain percentage of the Company’s gross sales. For most locations, the Company is obligated for the related occupancy costs including property taxes, insurance and maintenance. However, for franchised sites, the Company requires the franchisees to pay these costs. In addition, the Company is the lessee under non-cancelable leases covering certain offices and warehouses.

In March 2010, the Company entered into an aircraft operating lease agreement for a term of 8 years, which provides for quarterly payments of $690. The agreement includes a purchase option at the end of the lease term at fair market value and also an early purchase option at a fixed amount of $26,685 at maturity of the 24th quarterly payment. The Company was required to make a cash deposit of $5,325 as collateral for the obligations assumed under this agreement.

At December 31, 2013, future minimum payments required under existing operating leases with initial terms of one year or more are:

	Restaurants	Others	Total

2014...........................................	$148,558	$8,019	$156,577
2015...........................................	137,536	6,987	144,523
2016.........................................7	125,352	5,795	131,147
2017...........................................	114,213	5,325	119,538
2018...........................................	100,593	2,612	103,205
Thereafter...................................	497,740	4,454	502,194
Total minimum payments.....................	$1,123,992	$33,192	$1,157,184

The following table provides detail of rent expense for fiscal years 2013, 2012 and 2011:

	2013	2012	2011
Company-operated restaurants (i) .....................	$153,538	$140,014	$129,135
Franchised restaurants (ii) ...........................	48,911	44,457	41,252
Total rent expense.......................................	$202,449	$184,471	$170,387

(i)	Included within the caption “Occupancy and other operating expenses” in the consolidated statements of income.
(ii)	Included within the caption “Franchised restaurants – occupancy expenses” in the consolidated statements of income.

The following table provides a breakdown detail of rent expense between minimum and contingent rentals for fiscal years 2013, 2012 and 2011:

	2013	2012	2011
Minimum rentals .........................................	$126,329	$117,006	$121,533
Contingent rentals based on sales .....................	76,120	67,465	48,854
Total rent expense.......................................	$202,449	$184,471	$170,387